Consolidated Statement of Profit/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from collaboration agreements	€ 172,831	€ 34,763	€ 31,253
Research and development expenses	(106,779)	(87,574)	(67,085)
General and administrative expenses	(36,124)	(33,808)	(34,186)
Other income	26	325	303
Operating result	29,954	(86,294)	(69,715)
Change in fair value of liabilities for warrants	10,945	(10,990)	17,775
Share listing expense			(152,787)
Other financial income	9,416	5,675	2,949
Other financial expenses	(8,279)	(1,726)	(10,063)
Financial result	12,082	(7,041)	(142,126)
Profit/(loss) before taxes	42,036	(93,335)	(211,841)
Taxes on income	(4,522)	0	0
Net profit/(loss)	37,514	(93,335)	(211,841)
Attributable to:
Equity holders of the parent	€ 37,514	€ (93,335)	(211,284)
Non-controlling interest			€ (557)
Net profit/(loss) per share:
Basic	€ 0.56	€ (1.48)	€ (4.4)
Diluted	€ 0.55	€ (1.48)	€ (4.4)